OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disaggregation of revenue from contracts with customers
The following table provides a breakdown of revenue from contracts with customers by mobile and fixed line for the years ended December 31:

	Mobile			Fixed			Total revenue
	2019	2018	2017	2019	2018	2017	2019	2018	2017

Our cornerstone
Russia	3,938	4,085	4,053	543	569	676	4,481	4,654	4,729

Our growth engines
Pakistan	1,321	1,494	1,525	—	—	—	1,321	1,494	1,525
Ukraine *	818	644	581	52	44	41	870	688	622
Kazakhstan	419	368	341	67	73	75	486	441	416
Uzbekistan	256	313	510	2	2	3	258	315	513

Our frontier markets
Algeria	775	813	915	—	—	—	775	813	915
Bangladesh	537	521	574	—	—	—	537	521	574
Other and eliminations	76	128	189	59	32	(9)	135	160	180

HQ	—	—	—	—	—	—	—	—	—

Total segments	8,140	8,366	8,688	723	720	786	8,863	9,086	9,474

* Includes other revenue of US$6 for 2019 (2018: nil, 2017: nil)

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2019	December 31, 2018

Contract balances
Receivables (billed)	748	672
Contract assets (unbilled)	38	44
Contract liabilities	(243)	(361)

Capitalized costs
Customer acquisition costs	101	83

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2019	December 31, 2018

Contract balances
Receivables (billed)	748	672
Contract assets (unbilled)	38	44
Contract liabilities	(243)	(361)

Capitalized costs
Customer acquisition costs	101	83